Investments - Summary of Investment Income (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	$ (134.7)	$ (93.5)	$ (198.4)	$ (159.2)	$ (167.3)
Investment expenses	(5.3)	(4.8)	(10.3)	(11.7)	(12.7)
Net investment income (1)	129.4	88.7	188.1	147.5	154.6
Fixed income securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	(55.7)	(44.5)	(95.6)	(87.2)	(106.5)
Short-term investments
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	(1.6)	0.0	(0.6)	(0.1)	(0.8)
Short-term investment, Trading
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	(0.1)	0.0	(0.1)	0.0	(0.5)
Fixed term deposits (included in cash and cash equivalents)
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	(17.3)	(0.5)	(6.6)	(0.7)	(6.4)
Catastrophe bonds — Trading
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	(1.1)	(0.1)	(0.3)	(0.9)	(1.4)
Privately-held investments — Trading
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	(21.5)	(8.8)	(24.3)	(18.2)	(20.9)
Other investments, at fair value
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	10.4	(20.7)	(13.9)	(21.9)	(2.0)
Fixed Income Securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	$ (47.8)	$ (18.9)	$ (57.0)	$ (30.2)	$ (32.8)